Stock-Based Compensation - Options Outstanding and Options Exercisable (Details)	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	4,990,120	5,216,063	5,385,323
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.35	$ 6.16	$ 6.15
Number of options, exercisable | shares	4,170,259	4,166,339
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 5.63	$ 5.78
2007
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	95,064
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 11.83
Number of options, exercisable | shares	95,064
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 11.83
2008
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	326,166
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 7.81
Number of options, exercisable | shares	326,166
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 7.81
2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	968,333
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 3.92
Number of options, exercisable | shares	968,333
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 3.92
2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	444,124
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.43
Number of options, exercisable | shares	444,124
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 6.43
2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	492,432
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.26
Number of options, exercisable | shares	492,432
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 6.26
2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	842,524
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 4.46
Number of options, exercisable | shares	842,524
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 4.46
2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	426,392
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 5.18
Number of options, exercisable | shares	426,392
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 5.18
2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	423,974
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 6.10
Number of options, exercisable | shares	308,134
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 6.10
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	390,185
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 7.66
Number of options, exercisable | shares	185,244
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 7.66
2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	340,046
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 9.75
Number of options, exercisable | shares	81,846
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 9.75
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding | shares	240,880
Weighted average exercise price of share options outstanding in share-based payment arrangement (in C$/option) | $	$ 14.28
Number of options, exercisable | shares	0
Weighted average exercise price of share options exercisable in share-based payment arrangement (in C$/option) | $	$ 0.00